Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000024616 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024616 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024616 | U.S Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024616 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000024616 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000170835 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170835 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170835 | U.S Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170835 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000170835 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000024617 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024617 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024617 | U.S Government Agency Commerical Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024617 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000024617 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	48.90%